Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party balances and transactions
Summary of balances with related parties

	At December 31,
	2022	2021
Year-end balances

(a) Arising from sales / purchases of goods / other
Trade receivables with associates	4,174	1,839
Trade receivables with other related parties	2,310	1,899
Other receivables with associates	445	-
Other receivables with other related parties	9,695	9,113
Other financial assets with associates	2,954	2,801
Other financial assets with other related parties	-	9,827
Trade payables to associates	(2,714)	-
Trade payables to other related parties	(3,039)	(2,879)
	13,825	22,600
(b) Other liabilities
Other liabilities to other related parties	(2,503)	(2,357)
	(2,503)	(2,357)
(c) Other balances
Cash and cash equivalents in other related parties	4,652	21,591
	4,652	21,591

Schedule of transactions between related parties

	At December 31,
	2022	2021
Year-end balances

(a) Arising from sales / purchases of goods / other
Trade receivables with associates	4,174	1,839
Trade receivables with other related parties	2,310	1,899
Other receivables with associates	445	-
Other receivables with other related parties	9,695	9,113
Other financial assets with associates	2,954	2,801
Other financial assets with other related parties	-	9,827
Trade payables to associates	(2,714)	-
Trade payables to other related parties	(3,039)	(2,879)
	13,825	22,600
(b) Other liabilities
Other liabilities to other related parties	(2,503)	(2,357)
	(2,503)	(2,357)
(c) Other balances
Cash and cash equivalents in other related parties	4,652	21,591
	4,652	21,591

	For the year ended December 31,
	2022	2021	2020
Transactions
Aeronautical/Commercial revenue	9,957	6,263	4,072
Fees	(7,266)	(6,795)	(6,791)
Interest accruals	1,240	695	712
Acquisition of goods and services	(22,278)	(10,743)	(11,516)
Others	(4,367)	(4,201)	(4,262)